LEASES - Additional Information (Detail) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Lessee Lease Description [Line Items]
Number of sale-leaseback related to warehouses	one
Lease renewal term description	Certain leases provide the Partnership with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years.
Operating lease weighted-average discount rate	9.90%
Finance lease weighted-average discount rate	8.40%
Operating lease payments	$ 3.3
Residual value guarantees	$ 2.0
Operating lease, weighted average remaining lease term	7 years 2 months 12 days
Finance lease, weighted average remaining lease term	3 years
Minimum
Lessee Lease Description [Line Items]
Lease renewal term	1 year
Maximum
Lessee Lease Description [Line Items]
Lease renewal term	30 years